Financial Instruments - Derivatives and Hedging (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Derivative [Line Items]
Amount of loss recognized in OCI on derivative	$ (6,795)
Amount of gain (loss) reclassified from accumulated OCI into interest expense	$ 0